Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue, Net	$ 1,536,169	$ 1,515,168	$ 1,503,116	$ 1,458,945	$ 1,462,198	$ 1,430,920	$ 1,465,083	$ 1,520,263	$ 6,013,398	$ 5,878,464	$ 5,896,606
Depreciation and amortization expense									(132,960)	(128,537)	(125,654)
Litigation And Other Professional Fees	2,150	(143,484)	(3,512)	(22,619)	(11,148)	(4,931)	(26,093)	(7,203)	(167,465)	(49,375)	(55,031)
Other miscellaneous charges, net									(99,802)	(65,713)	(16,093)
Operating Income (Loss)	143,574	(60,776)	106,680	108,376	113,132	125,041	56,337	115,825	297,854	410,335	402,661
Long Term Care Group [Member]
Segment Reporting Information [Line Items]
Revenue, Net									4,627,871	4,789,551	5,060,387
Depreciation and amortization expense									(71,310)	(69,582)	(64,589)
Litigation And Other Professional Fees									(167,465)	(49,175)	(55,031)
Other miscellaneous charges, net									(45,950)	(2,568)	(15,049)
Operating Income (Loss)									420,646	562,379	476,418
specialty care group [Member]
Segment Reporting Information [Line Items]
Revenue, Net									1,384,003	1,078,627	820,965
Depreciation and amortization expense									(4,539)	(8,431)	(8,638)
Litigation And Other Professional Fees									0	(200)	0
Other miscellaneous charges, net									0	0	0
Operating Income (Loss)									113,243	92,671	69,038
Corporate/Other [Member]
Segment Reporting Information [Line Items]
Revenue, Net									1,524	10,286	15,254
Depreciation and amortization expense									(57,111)	(50,524)	(52,427)
Litigation And Other Professional Fees									0	0	0
Other miscellaneous charges, net									(53,852)	(63,145)	(1,044)
Operating Income (Loss)									$ (236,035)	$ (244,715)	$ (142,795)